Fair Value Measurements (Details) - Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis (USD $)	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Fair Value Measurements (Details) - Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Notes Payable	$ 1,123,933	$ 200,000	$ 1,123,933
Fair Value, Inputs, Level 1 [Member]
Fair Value Measurements (Details) - Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Notes Payable	0	0	0
Fair Value, Inputs, Level 2 [Member]
Fair Value Measurements (Details) - Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Notes Payable	1,123,933	200,000	1,123,900
Fair Value, Inputs, Level 3 [Member]
Fair Value Measurements (Details) - Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Notes Payable	$ 0	$ 0	$ 0